Credit Risk - Disclosure of Stage 2 Decomposition Cure and Not Cure Explanatory (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure	£ 310,155	£ 305,464
Coverage	0.30%	0.30%
Stage Two [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 12,351	£ 12,011
ECL	£ 348	£ 307
Coverage	2.80%	2.60%
Stage 2 not in cure period [member] | Stage Two [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 12,017	£ 11,837
ECL	£ 342	£ 301
Coverage	2.80%	2.50%
Stage 2 in cure period (for transfer to Stage 1) [member] | Stage Two [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 334	£ 174
ECL	£ 6	£ 6
Coverage	1.80%	3.40%